Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Schedule of Provisions
	2023	2022
	US$	US$
Provision for reinstatement costs	71,872	100,483
Provision for defined benefit obligations	194,260	101,913

As at December 31	266,132	202,396

Provision for reinstatement costs
As at January 1	100,483	68,733
Additional provision	-	26,327
Remeasurement of lease modifications	-	2,231
Settled during the year	(31,782)	-
Increase in discounted amounts arising from the passage of time	4,009	4,184
Exchange realignment	(838)	(992)
As at December 31	71,872	100,483

Portion classified as current liabilities	(71,872)	(66,118)

Non-current portion	-	34,365

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used as at the end of the reporting period are as follows:
	2023	2022
Discount rate (%)	6.15 - 6.19	7.39 - 7.41
Expected rate of salary increases (%)	6.00	6.00

Schedule of Quantitative Sensitivity Analysis for Significant Assumptions	A quantitative sensitivity analysis for significant assumptions as at the end of the reporting period is shown below:
		Increase/		Increase/
		(decrease)		(decrease)
		in defined		in defined
	Increase	benefit	Decrease	benefit
	in rate	obligations	in rate	obligations
	%	US$	%	US$
2023
Discount rate	1	(34,297)	1	43,440
Future annual salary increases	1	43,349	1	(34,637)

2022
Discount rate	1	(17,571)	1	22,380
Future annual salary increases	1	22,477	1	(17,927)

Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive (Loss)/Income	The total expenses recognized in the consolidated statements of loss and other comprehensive (loss)/income in respect of the plan are as follows:
	2023	2022	2021
	US$	US$	US$
Current service cost	49,109	69,689	152,091
Interest cost	7,563	5,687	4,188

Net benefit expenses recognized in general, administrative and other operating expenses	56,672	75,376	156,279

Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities	The movements in the defined benefit obligations classified as non-current liabilities are as follows:
	2023	2022
	US$	US$
At January 1	101,913	115,532
Current service cost	49,109	69,689
Interest cost	7,563	5,687
Benefits paid	-	(14,402)

Remeasurement losses/(gains) credited to other comprehensive (loss)/income arising from:
Changes in financial assumptions	41,325	(37,030)
Experience adjustments	(6,440)	(28,221)
Exchange realignment	790	(9,342)

At December 31	194,260	101,913